ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2012
ORGANIZATION AND PRINCIPAL ACTIVITIES [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES
1	ORGANIZATION AND PRINCIPAL ACTIVITIES

Actions Semiconductor Co., Ltd. ("Actions Semiconductor Cayman Islands" or "the Company") is a holding company incorporated in the Cayman Islands on July 27, 2005.

At December 31, 2012 and 2011, the subsidiaries of the Company include the following:

Name of Company	Place and date of incorporation/establishment	Attributable equity interest held	Principal activities

Actions Semiconductor Co., Ltd. ("Actions Semiconductor Mauritius")	Republic of Mauritius ("Mauritius") November 16, 2001	100%	Investment holding

Actions Semiconductor Co., Ltd. ("Actions Semiconductor Zhuhai")	PRC December 28, 2001	100%	Design and manufacture of system-on-a-chip products

Shanghai Actions Semiconductor Co., Ltd. ("Actions Semiconductor Shanghai ")	PRC March 27, 2008	100%	Design and manufacture of system-on-a-chip products

Actions Technology (HK) Company Limited ("Actions Hong Kong")	Hong Kong January 13, 1999	100%	Trading of system-on-a-chip products

Actions Microelectronics Co., Ltd.	Hong Kong August 17, 2007	100%	Trading of system-on-a-chip products and investment holding

Artek Microelectronics (HK) Co., Limited	Hong Kong January 16, 2006	100%	Trading of system-on-a-chip products and investment holding

Artek Microelectronics Co., Ltd. ("Artek Microelectronics Shenzhen")	PRC March 14, 2006	100%	Design and manufacture of system-on-a-chip products

Actions Capital Investment Inc.	British Virgin Islands February 10, 2006	100%	Investment holding

Actions Capital Investment (Malaysia) Inc. Co., Ltd. ("Actions Malaysia ")	Republic of Malaysia January 13, 2009	100%	Inactive

Mavrix Technology, Inc. ("Mavrix")	Cayman Islands June 20, 2006	93.4%	Investment holding

Mavrix Technology (H.K.) Co., Limited ("Mavrix HK")	Hong Kong August 17, 2007	93.4%	Manufacturing and trading of system-on-a-chip products

Shanghai Mavrix Electronics, Ltd. ("Mavrix Shanghai")	PRC October 23, 2006	93.4%	Design and manufacture of system-on-a-chip products

Actions Semiconductor Cayman Islands and its subsidiaries (the "Group") are principally engaged in the design and development of System-on-a-chip ("SoC") products and total solutions for the development and manufacture of portable media players ("PMPs") and the provision of testing solutions. The Group's total solutions include SoCs, solution development kits and detailed specifications of other required components and the providers' information of those components. The Group's total solutions enable its customers to quickly introduce new portable media players, which play multimedia files by compressing to a fraction of their size using any one of a number of audio and video compression technologies, into the mainstream market worldwide.